LEASES (Tables)	12 Months Ended
Dec. 30, 2017
LEASES
Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 30, 2017 are as follows (in thousands):

Operating
Leases
2018	$19,405
2019	13,187
2020	9,967
2021	7,778
2022	5,947
Thereafter	17,640
Total minimum lease payments	$73,924